Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Composition of Income Tax Expenses

The following table presents the composition of income tax expenses (benefits) for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current income tax expense	—	—	(4,392,179)
Deferred income benefits (expenses)	10,980,054	(211,267)	(8,461,370)
Total Income tax (expenses) benefits	10,980,054	(211,267)	(12,853,549)

Schedule of Reconciliation of Differences Between Statutory Income Tax Rate and Effective Income Tax Rate

The following table presents a reconciliation of the differences between the statutory income tax rate and the effective income tax rate for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024
	%	%	%
PRC statutory rate	25.0	25.0	25.0
Effect of differing tax rates in different jurisdictions	(0.8)	(5.5)	(47.5)
Permanent difference	1.5	0.6	6.4
Favorable tax rate impact	7.0	0.0	0.5
Unrecognized loss	0.0	0.1	(0)
Change in valuation allowance	(27.4)	(20.2)	(47.0)
Income tax (expenses) benefits	5.3	(0.0)	(62.5)

Schedule of Deferred Tax Balances

The tax effects of temporary differences that give rise to the deferred tax balances at December 31, 2022 and 2023 are as follows:

	December 31, 2023	December 31, 2024
	RMB	RMB
Deferred tax assets:
Bad debt provision	97,681,819	97,964,013
Operating lease liabilities	1,879,619	—
Net operating losses carried forward	56,353,847	57,180,296
Valuation allowance	(144,689,121)	(154,653,771)
Deferred tax assets, net	11,226,164	490,538
Deferred tax liabilities:
Right-of-use assets	2,274,256	—